Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	111 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	With sales charge3
Average Annual Return, Percent		2.77%	1.71%		4.02%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	With sales charge
Average Annual Return, Percent		5.12%	1.84%		3.75%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Without sales charge
Average Annual Return, Percent		6.77%	2.49%		4.42%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Without sales charge
Average Annual Return, Percent		6.12%	1.84%		3.75%
Without Sales Load [Member] | Class F
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F3
Average Annual Return, Percent		7.13%	2.85%	4.61%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I3
Average Annual Return, Percent		7.06%	2.78%		4.73%
Without Sales Load [Member] | Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
Average Annual Return, Percent		6.59%	2.34%		4.27%
Without Sales Load [Member] | Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z3
Average Annual Return, Percent		7.12%	2.86%		4.79%
Class A | ICE BofA U.S. All Capital Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. All Capital Securities Index
Average Annual Return, Percent		5.89%	2.16%		4.38%
Class C | ICE BofA U.S. All Capital Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. All Capital Securities Index
Average Annual Return, Percent		5.89%	2.16%		4.38%
Class F | ICE BofA U.S. All Capital Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. All Capital Securities Index
Average Annual Return, Percent		5.89%	2.16%	4.24%
Class I | ICE BofA U.S. All Capital Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. All Capital Securities Index
Average Annual Return, Percent		5.89%	2.16%		4.38%
Class R | ICE BofA U.S. All Capital Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. All Capital Securities Index
Average Annual Return, Percent		5.89%	2.16%		4.38%
Class Z | ICE BofA U.S. All Capital Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. All Capital Securities Index
Average Annual Return, Percent		5.89%	2.16%		4.38%
Class A | ICE BofA Fixed Rate Preferred Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA Fixed Rate Preferred Securities Index
Average Annual Return, Percent		4.25%	1.24%		3.47%
Class A | Linked Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Linked Blended Benchmark2
Average Annual Return, Percent		6.80%	2.82%		4.70%
Class C | ICE BofA Fixed Rate Preferred Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA Fixed Rate Preferred Securities Index
Average Annual Return, Percent		4.25%	1.24%		3.47%
Class C | Linked Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Linked Blended Benchmark2
Average Annual Return, Percent		6.80%	2.82%		4.70%
Class F | ICE BofA Fixed Rate Preferred Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA Fixed Rate Preferred Securities Index
Average Annual Return, Percent		4.25%	1.24%	3.44%
Class F | Linked Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Linked Blended Benchmark2
Average Annual Return, Percent		6.80%	2.82%	4.66%
Class I | ICE BofA Fixed Rate Preferred Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA Fixed Rate Preferred Securities Index
Average Annual Return, Percent		4.25%	1.24%		3.47%
Class I | Linked Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Linked Blended Benchmark2
Average Annual Return, Percent		6.80%	2.82%		4.70%
Class R | ICE BofA Fixed Rate Preferred Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA Fixed Rate Preferred Securities Index
Average Annual Return, Percent		4.25%	1.24%		3.47%
Class R | Linked Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Linked Blended Benchmark2
Average Annual Return, Percent		6.80%	2.82%		4.70%
Class Z | ICE BofA Fixed Rate Preferred Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA Fixed Rate Preferred Securities Index
Average Annual Return, Percent		4.25%	1.24%		3.47%
Class Z | Linked Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Linked Blended Benchmark2
Average Annual Return, Percent		6.80%	2.82%		4.70%